UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21593

Kayne Anderson MLP Investment Company

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2016

Date of reporting period: February 29, 2016

Item 1. Schedule of Investments.

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2016

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 170.4%
Equity Investments(1) — 170.4%
Midstream MLP(2) — 156.7%
Arc Logistics Partners LP	2,300	$28,379
Buckeye Partners, L.P.	2,498	160,782
Columbia Pipeline Partners LP	1,289	22,804
Crestwood Equity Partners LP	2,233	20,249
DCP Midstream Partners, LP	6,413	124,474
Enbridge Energy Management, L.L.C.(3)	1,998	33,342
Enbridge Energy Partners, L.P.	2,411	39,981
Energy Transfer Partners, L.P.	10,213	272,374
EnLink Midstream Partners, LP	4,999	45,887
Enterprise Products Partners L.P.	19,710	460,634
EQT Midstream Partners, LP	624	44,671
Global Partners LP	585	7,669
Holly Energy Partners, L.P.	289	8,486
Magellan Midstream Partners, L.P.	2,304	155,673
Midcoast Energy Partners, L.P.	2,294	9,704
MPLX LP	4,628	120,038
ONEOK Partners, L.P.(4)	6,726	197,673
PBF Logistics LP	589	10,311
PennTex Midstream Partners, LP	499	5,100
Phillips 66 Partners LP	199	11,989
Plains All American Pipeline, L.P.(4)	8,373	179,353
Rose Rock Midstream, L.P.	263	2,629
Shell Midstream Partners, L.P.	367	13,047
Spectra Energy Partners, LP	598	27,670
Sprague Resources LP	1,283	22,778
Summit Midstream Partners, LP	1,200	15,144
Sunoco Logistics Partners L.P.	3,264	80,426
Sunoco LP — Unregistered(5)	877	24,474
Tallgrass Energy Partners, LP	1,340	46,941
USD Partners LP	348	2,437
Western Gas Partners, LP	3,724	146,012
Williams Partners L.P.(6)	10,243	201,983

		2,543,114

Midstream Company — 7.5%
Kinder Morgan, Inc.(7)	2,671	48,323
Targa Resources Corp.	2,748	73,870

		122,193

Shipping MLP — 3.0%
Capital Product Partners L.P.	644	2,156
Capital Product Partners L.P. — Class B Units(5)(8)	3,030	16,697
Dynagas LNG Partners LP	831	7,716
Golar LNG Partners LP	1,344	19,624
Teekay Offshore Partners L.P.	517	1,530

		47,723

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2016

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
General Partner MLP — 2.8%
Energy Transfer Equity, L.P.(6)	1,410	$9,867
Plains GP Holdings, L.P.(4)(9)	4,152	31,556
Western Gas Equity Partners, LP	141	4,150

		45,573

Other — 0.4%
Clearwater Trust (4)(5)(10)	N/A	110
SunCoke Energy Partners, L.P.	851	5,701

		5,811

Total Long-Term Investments (Cost — $2,881,541)		2,764,414

Short-Term Investment — 10.8%
Money Market Fund — 10.8%
J.P. Morgan 100% U.S. Treasury Money Market Fund — Capital Shares, 0.17%(11) (Cost —$175,000)	175,000	175,000

Total Investments — 181.2% (Cost — $3,056,541)		2,939,414

	Strike Price	Expiration Date	No. of Contracts	Value
Liabilities
Call Option Contracts Written(12)
Midstream Company
Kinder Morgan, Inc.	$18.00	3/18/16	1,500	(120)
Kinder Morgan, Inc.	18.50	3/18/16	1,500	(86)

Total Call Option Contracts Written (Premiums Received — $251)				(206)

Debt				(767,000)
Mandatory Redeemable Preferred Stock at Liquidation Value				(404,000)
Deferred Income Tax Liability				(163,987)
Income Tax Receivable				19,469
Other Liabilities in Excess of Other Assets				(1,155)

Net Assets Applicable to Common Stockholders				$1,622,535

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Includes limited liability companies.

(3)	Dividends are paid-in-kind.

(4)	The Company believes that it is an affiliate of Clearwater Trust, Plains All American Pipeline, L.P. and Plains GP Holdings, L.P. (“Plains GP”). The Company does not believe that it is an affiliate of ONEOK Partners, L.P.

(5)	Fair valued security, restricted from public sale.

(6)	On September 28, 2015, Energy Transfer Equity, L.P. (“ETE”) announced an agreement to combine with The Williams Companies, Inc. (“WMB”). WMB is the general partner of Williams Partners L.P. (“WPZ”).

(7)	Security or a portion thereof is segregated as collateral on option contracts written.

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2016

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

(8)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions. The Class B Units pay quarterly cash distributions and are convertible at any time at the option of the holder. The Class B Units paid a distribution of $0.21975 per unit for the first quarter.

(9)	The Company holds an interest in Plains AAP, L.P. (“PAA GP”), which controls the general partner of Plains All American, L.P. The Company’s ownership of PAA GP is exchangeable into shares of Plains GP (which trades on the NYSE under the ticker “PAGP”) on a one-for-one basis at the Company’s option.

(10)	The Company owns an interest in the Creditors Trust of Miller Bros. Coal, LLC (“Clearwater Trust”) consisting of a coal royalty interest and certain other assets.

(11)	The rate indicated is the current yield as of February 29, 2016.

(12)	Security is non-income producing.

From time to time, certain of the Company’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale. At February 29, 2016, the Company held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units (in 000’s)	Cost Basis (GAAP)	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 2 Investments(1)
Plains GP Holdings, L.P.	(2)	(3)	4,152	$12,866	$31,556	$7.60	1.9%	1.2%

Level 3 Investments(4)
Capital Product Partners L.P.
Class B Units	(2)	(5)	3,030	$19,383	$16,697	$5.51	1.0%	0.6%
Clearwater Trust
Trust Interest	(6)	(7)	N/A	2,731	110	N/A	—	—
Sunoco LP
Common Units	12/3/15	(5)	877	24,369	24,474	27.90	1.5	0.8

Total				$46,483	$41,281		2.5%	1.4%

Total of all restricted securities				$59,349	$72,837		4.4%	2.6%

(1)	The Company values its investment in Plains AAP, L.P. (“PAA GP”) on an “as exchanged” basis based on the public market value of Plains GP Holdings, L.P. (“Plains GP”).

(2)	Security was acquired at various dates in prior fiscal years.

(3)	The Company’s ownership of PAA GP is exchangeable into shares of Plains GP (which trades on the NYSE under the ticker “PAGP”) on a one-for-one basis at the Company’s option. Upon exchange, the shares of Plains GP will be free of any restriction.

(4)	Securities are valued using inputs reflecting the Company’s own assumptions.

(5)	Unregistered or restricted security of a publicly-traded company.

(6)	The Company holds an interest in the Clearwater Trust consisting primarily of a coal royalty interest.

(7)	Unregistered security of a private trust.

At February 29, 2016, the cost basis of investments for federal income tax purposes was $2,330,561. At February 29, 2016, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$868,523
Gross unrealized depreciation	(259,669)

Net unrealized appreciation	$608,854

The identified cost basis of federal tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Company has performed an analysis of all assets and liabilities (other than deferred taxes) measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis at February 29, 2016, and the Company presents these assets and liabilities by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)		Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$2,764,414	$2,691,577	$31,556	(1)	$41,281
Short-term investments	175,000	175,000	—		—

Total assets at fair value	$2,939,414	$2,866,577	$31,556		$41,281

Liabilities at Fair Value
Call option contracts written	$206	$—	$206		$—

(1)	The Company’s investment in Plains AAP, L.P. (“PAA GP”) is exchangeable into shares of Plains GP Holdings, L.P. (“Plains GP”) on a one-for-one basis at the Company’s option. Plains GP trades on the NYSE under the ticker “PAGP”. The Company values its investment in PAA GP on an “as exchanged” basis based on the public market value of Plains GP and categorizes its investment as a Level 2 security for fair value reporting purposes.

For the three months ended February 29, 2016, there were no transfers between Level 1 and Level 2.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 29, 2016.

Equity Investments
Balance — November 30, 2015	$21,926
Purchases	25,001
Issuances	—
Transfers out to Level 1 and 2	—
Realized gains (losses)	—
Unrealized gains (losses), net	(5,646)

Balance — February 29, 2016	$41,281

The purchase of $25,001 relate to the Company’s investments in Sunoco LP that was made in December 2015.

The $5,646 of net unrealized losses relate to investments that are still held at February 29, 2016.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (ASC 815), the following are the derivative instruments and hedging activities of the Company.

The following table sets forth the fair value of the Company’s derivative instruments:

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value as of February 29, 2016
Call options written	Call option contracts written	$(206)

The following table sets forth the effect of the Company’s derivative instruments:

		For the Three Months Ended February 29, 2016
Derivatives Not Accounted for as Hedging Instruments	Location of Gains/(Losses) on Derivatives Recognized in Income	Net Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options written	Options	$355	$45

The Company’s investments are concentrated in the energy sector. The focus of the Company’s portfolio within the energy sector may present more risks than if the Company’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Company than on an investment company that does not focus on the energy sector. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Company invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Company may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At February 29, 2016, the Company had the following investment concentrations:

Category	Percent of Long-Term Investments
Securities of energy companies	100.0%
Equity securities	100.0%
Securities of MLPs(1)	95.6%
Midstream Energy Companies	99.8%
Largest single issuer	16.7%
Restricted securities	2.6%

(1)	Securities of MLPs consist of energy-related partnerships and their affiliates (including affiliates of MLPs that own general partner interests or, in some cases subordinated units, registered or unregistered common units, or other limited partner units in a MLP) and partnerships that elected to be taxed as a corporation for federal income tax purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on January 29, 2016 with a file number 811-21593.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, the principal executive officer and the principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MLP INVESTMENT COMPANY

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors,
President and Chief Executive Officer
Date: April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors,
President and Chief Executive Officer
Date: April 28, 2016

/S/ TERRY A. HART
Name: Terry A. Hart Title: Chief Financial Officer and Treasurer
Date: April 28, 2016